STOCK OPTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
STOCK OPTIONS [Abstract]
STOCK OPTIONS

5. STOCK OPTIONS

Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

A summary of the Company’s stock option activity for the three months ended June 30, 2016 is presented below:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2016	907,500	$3.30
Granted	-	-
Exercised	-	-
Cancelled	(15,000)	3.40
Balance outstanding at June 30, 2016	892,500	$2.86
Balance exercisable at June 30,2016	717,501	$2.99

At June 30, 2016, options to purchase common shares were outstanding as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, June 30, 2016	130,000	$1.00	$10.00
	10,000	$1.50	$0.40
	287,500	$2.00 - 2.70	$2.00 - 2.70
	205,000	$3.10 - 3.80	$3.10 - 3.80
	200,000	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	892,500

Options Exercisable, June 30,2016	130,000	$1.00	$10.00
	2,500	$1.50	$0.40
	157,500	$2.00 - 2.70	$2.00 - 2.70
	171,668	$3.10 - 3.80	$3.10 - 3.80
	195,833	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	717,501

During the three months ended June 30, 2016 and 2015, we expensed total stock-based compensation related to vesting stock options of $39,905 and $119,764, respectively, and the remaining unamortized cost of the outstanding stock options at June 30, 2016 was $263,460. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic values of all outstanding and exercisable stock options at June 30, 2016 were approximately $0 and $0, respectively, and $130,000 and $130,000, respectively, at June 30, 2015.

6. STOCK OPTIONS

Year Ended March 31, 2015

During the year ended March 31, 2015, the Company granted to employees options to purchase an aggregate of 112,500 shares of the Company’s common stock that expire ten years from the date of grant and have vesting periods ranging from zero to 36 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 81.84%, (ii) discount rate of 1.62%, (iii) zero expected dividend yield, and (iv) expected life of 5 years, which is the average of the term of the options and their vesting periods. The total fair value of the option grants to employees at their grant dates was approximately $300,000.

During the year ended March 31, 2015, the Company also granted to three consultants options to purchase 22,500 shares of the Company’s common stock that expire between five and ten years from date of grant and have vesting periods ranging from is 0 to 36 months. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 76.26%, (ii) discount rate of 2.17%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The total fair value of the option grants to the consultants at their grant dates was approximately $88,000.

In April 2014, 5,000 options were exercised by a consultant at an exercise price of $1.00 per share or total proceeds to the Company of $5,000.

Year Ended March 31, 2016

During the year ended March 31, 2016, the Company granted to employees options to purchase an aggregate of 137,500 shares of the Company’s common stock that expire ten years from the date of grant and have vesting periods ranging from zero to 36 months. The fair value of each option award was estimated on the date of grant using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate of 76.26%, (ii) discount rate of 2.19%, (iii) zero expected dividend yield, and (iv) expected life of 5 years, which is the average of the term of the options and their vesting periods. The total fair value of the option grants to employees at their grant dates was approximately $233,000.

During the year ended March 31, 2016, the Company also granted to five consultants options to purchase 140,000 shares of the Company’s common stock that expire between three and ten years from date of grant and have vesting periods ranging from is 0 to 36 months. The fair value of these options granted to the consultants was estimated using the Black-Scholes option pricing model based on the following assumptions: (i) volatility rate between 76.26% to 107.51%, (ii) discount rate of 2.17%, (iii) zero expected dividend yield, and (iv) expected life of 5 years. The total fair value of the option grants to the consultants at their grant dates was approximately $131,000.

A summary of the Company’s stock option activity during the fiscal years ended March 31, 2015 and 2016 is as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2014	515,000	$2.60
Granted	135,000
Exercised	(5,000)
Cancelled	(12,500)
Balance outstanding at March 31, 2015	632,500	$3.30
Granted	275,000
Exercised	-
Cancelled	-
Balance outstanding at March 31, 2016	907,500	$3.30
Balance exercisable at March 31,2016	679,376	$3.20

 A summary of the Company’s stock options outstanding as of March 31, 2016 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price
Options Outstanding, March 31, 2016	130,000	$1.00	$10.00
	10,000	1.50	1.50
	287,500	$2.00 - 2.70	$2.00 - 2.70
	220,000	$3.10 - 3.80	$3.10 - 3.80
	199,167	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	907,500
Options Exercisable, March 31, 2016	130,000	$1.00	$10.00
	123,750	$2.00 - 2.70	$2.00 - 2.70
	171,667	$3.10 - 3.80	$3.10 - 3.80
	193,959	$4.00 - 4.70	$4.00 - 4.70
	60,000	$5.10	$5.10
	679,376

During the years ended March 31, 2016 and 2015, we expensed total stock-based compensation related to stock options of $286,248 and $233,310, respectively, and the remaining unamortized cost of the outstanding stock-based awards at March 31, 2016 was approximately $345,000. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The outstanding stock options had no intrinsic value at March 31, 2016.